General and administrative expenses - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Selling, general and administrative expense [abstract]
General and administrative expenses, gross	$ 21,140	$ 12,320